Financial Instruments - Derivatives Designated As Hedging Instruments - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivative
Total	$ (691)	$ (731)	$ (1,415)	$ (1,697)
Depreciation expense
Derivative
Interest rate swaps	(51)	(39)	(76)	(77)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (640)	$ (692)	$ (1,339)	$ (1,620)